Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 420,696,000	$ 416,562,000	$ 1,359,576,000	$ 1,216,226,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	334,206,000	316,217,000	1,071,759,000	912,782,000
Sales-type Lease, Interest Income, Lease Receivable	12,978,000	8,915,000	38,741,000	28,829,000
Operating Lease, Variable Lease Income	14,169,000	10,629,000	39,483,000	29,306,000
Variable Lease, Payment	6,542,000	24,606,000	33,686,000	76,314,000
Revenues	367,895,000	360,367,000	1,183,669,000	1,047,231,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues	138,535,000	126,133,000	424,851,000	376,921,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	183,880,000	160,546,000	605,120,000	461,376,000
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,196,000	6,001,000	18,387,000	17,112,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	44,558,000	71,583,000	151,824,000	203,982,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	47,527,000	52,299,000	159,394,000	156,835,000
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	52,801,000	56,195,000	175,907,000	168,995,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	95,833,000	117,571,000	301,747,000	348,097,000
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	149,655,000	123,336,000	452,459,000	360,957,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	148,058,000	118,188,000	445,731,000	335,409,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	129,633,000	104,342,000	394,092,000	294,658,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	10,846,000	6,279,000	28,864,000	16,669,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	6,196,000	6,001,000	18,387,000	17,112,000
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	1,383,000	1,566,000	4,388,000	6,970,000
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	1,597,000	5,148,000	6,728,000	25,548,000
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	1,597,000	2,820,000	6,728,000	12,534,000
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	2,220,000	0	12,690,000
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	108,000	0	324,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	182,304,000	175,915,000	617,082,000	516,039,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	1,909,000	12,326,000	6,775,000	51,820,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	173,034,000	152,047,000	576,256,000	432,017,000
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers [Member] | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	7,361,000	11,542,000	34,051,000	32,202,000
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	51,275,000
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	44,558,000	71,583,000	151,824,000	203,982,000
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	44,558,000	71,583,000	151,824,000	203,982,000
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	12,642,000
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	38,633,000
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues		45,988,000	149,923,000	144,115,000
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues		6,645,000	26,989,000	27,327,000
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		0	0	0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		39,343,000	122,934,000	116,788,000
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(7,096,000)	(260,000)	(11,712,000)	(8,867,000)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	(7,246,000)	0	(9,733,000)	(9,418,000)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	150,000	(260,000)	(1,979,000)	551,000
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	7,246,000	0	9,733,000	9,418,000
Intersegment Eliminations | Teekay Tankers [Member] | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	150,000	0	1,979,000	0
Non-lease [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	47,527,000	52,299,000	159,394,000	156,835,000
Non-lease [Member] | Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 5,274,000	$ 3,896,000	$ 16,513,000	$ 12,160,000